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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ______

 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kidron Capital LLC
Address:   601 Carlson Parkway
           Suite 730
           Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles M. Webster
Title: Managing Member
Phone: (952) 404-2309

Signature, Place, and Date of Signing:

 /s/ Charles M. Webster    Minnetonka, Minnesota     February 9, 2007
 ------------------------  ------------------------  ------------------------
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $321,969
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                            TITLE OF             VALUE   SH OR   INV.  OTHER  VOTING
NAME OF ISSUER               CLASS      CUSIP   (x$1000) PRN AMT DISC.  MGR  AUTHORITY
--------------             ---------- --------- -------- ------- ----- ----- ---------
Aon Corp.                  Common     037389103  50777   1436800 Sole   N/A    Sole
Aptar Group                Common     038336103  18739    317400 Sole   N/A    Sole
Bright Horizons            Common     109195107  20285    524700 Sole   N/A    Sole
CH Robinson Worldwide Inc. Com New    12541W209  23639    578100 Sole   N/A    Sole
CheckFree Corp New         Common     162813109   2040     50800 Sole   N/A    Sole
Dell Inc                   Common     24702R101  42778   1705000 Sole   N/A    Sole
Encore Capital Group       Common     292554102  12715   1009100 Sole   N/A    Sole
Euronet Worldwide          Common     298736109  21294    717200 Sole   N/A    Sole
FirstService Corp          Sub Vtg SH 33761N109  17352    751168 Sole   N/A    Sole
Global Payments            Common     37940X102   9084    196200 Sole   N/A    Sole
International Speedway     CL A       460335201   6242    122300 Sole   N/A    Sole
Paychex Inc.               Common     704326107  24155    610900 Sole   N/A    Sole
PolyOne Corp.              Common     73179P106  12702   1693543 Sole   N/A    Sole
School Specialty Inc.      Common     807863105  30221    806100 Sole   N/A    Sole
UAP Holding                Common     903441103  23591    936875 Sole   N/A    Sole
Valspar Corp               Common     920355104   6357    230000 Sole   N/A    Sole